INVESTMENT IN FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2016
INVESTMENT IN FINANCE LEASE [Abstract]
Net Investment in Finance Lease
The Company’s net investment in finance lease consisted of the following (dollars in thousands):

	December 31, 2016	December 31, 2015
Total minimum lease payments receivable	$15,080	$45,901
Estimated unguaranteed residual value of leased asset	4,227	15,000
Unearned finance income	(4,212)	(26,023)
Net Investment in Finance Lease	$15,095	$34,878

Future Minimum Rental Payments Due Under Non-Cancellable Finance Lease
Presented below are the contracted future minimum rental payments due under non-cancellable finance lease, as of December 31, 2016.

Year ending December 31,	(Dollars in thousands)
2017	$1,880
2018	1,800
2019	1,800
2020	1,800
2021	1,800
Thereafter	6,000
Future minimum rental payments under finance lease	$15,080